CONCENTRATION OF RISKS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 16, 2012
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Foreign currency exchange rate risk
Appreciation and depreciation of the RMB against US dollar (as a percent)	5.70%	6.30%	7.20%
Minimum [Member]
Foreign currency exchange rate risk
Daily floating range of RMB trading prices against the U.S. dollar (as a percent)				0.50%
Maximum [Member]
Foreign currency exchange rate risk
Daily floating range of RMB trading prices against the U.S. dollar (as a percent)				1.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.00%	32.70%	27.70%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration risk percentage	90.00%	95.00%	72.00%